Certain Long Duration Contracts - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Certain Long Duration Contracts Textual [Abstract]
Guaranteed return of deposits period one	5 years
Guaranteed return of deposits period two	7 years
Guaranteed return of deposits period three	10 years
Net separate account value	$ 89,071.0	$ 87,238.0
Amortization of deferred policy acquisition costs	433.0	68.0	$ 207.0
Realized investment gains,net	(111.0)	82.0	$ (1,078.0)
Reserve balances on guarantees	710.0	548.0
GMDB [Member]
Certain Long Duration Contracts Textual [Abstract]
Paid claims for variable annuity contracts with guarantees	36.0	20.0
General account value for annuity contracts	5.2	2.7
Reserve balances on guarantees	170.0	148.0
GLWB [Member]
Certain Long Duration Contracts Textual [Abstract]
Increase to benefits and claim	62.0	164.0
Amortization of deferred policy acquisition costs	21.0	28.0
Realized investment gains,net		187.0
General account value for annuity contracts	2.5	1.4
Reserve balances on guarantees	297.0	180.0
GMAB [Member]
Certain Long Duration Contracts Textual [Abstract]
Net separate account value	359.0	496.0
GMIB [Member]
Certain Long Duration Contracts Textual [Abstract]
Net separate account value	$ 347.0	$ 380.0